Share Capital	12 Months Ended
Jul. 31, 2022
Share Capital [Abstract]
Share Capital

23. Share Capital

(a) Authorized

An unlimited number of common shares and an unlimited number of special shares, issuable in series.

(b) Share Consolidation

The Company finalized the share consolidation on the basis of four pre-consolidation common shares for one post-consolidation common share (4:1) by way of shareholder approval at the annual and special meeting of shareholders held December 11, 2020 (the "Consolidation"). The Consolidation was effected by the filing of articles of amendment to the Company's articles under the Business Corporations Act (Ontario) on December 18, 2020. The purpose of the proposed share consolidation was to increase the Company's common share price to regain compliance with the US$1.00 minimum share price continued listing standard of the New York Stock Exchange.

All balances of common shares, common share purchase warrants, stock options and restricted share units herein are reflective of the Consolidation (unless otherwise noted).

During the year ended July 31, 2022 the Company failed to the meet the NASDAQ's US$1.00 minimum share price. On July 27, 2022, the Company received an 180 day extension to regain compliance status.

(c) Issued and Outstanding

As at July 31, 2022, a total of 600,988,447 (July 31, 2021 - 152,645,946) common shares were issued and outstanding. No special shares have been issued or are outstanding.

		Number of shares	Share Capital
Balance at July 31, 2020		120,616,441	$1,023,788
May 2021 at the market offering, net	(i)	6,373,926	45,257
June 2020 at the market offering	(ii)	244,875	-
Senior secured convertible note[1], net	Note 19	4,602,241	29,540
Acquisition shares - Zenabis	Note 15	17,579,336	151,358
Transaction costs	Note 15	448,639	3,612
Exercise of warrants	Note 24	2,146,931	9,932
Exercise of stock options	Note 25	410,051	3,213
Exercise of equity settled RSUs	Note 25	223,506	1,267
Balance at July 31, 2021		152,645,946	$1,267,967
Acquisition shares - Redecan, net	Note 15	69,721,116	213,746
Acquisition shares - 48North, net	Note 15	5,352,005	16,486
At-the-Market program, net of costs	(iv)	24,290,117	27,266
August 2021 Underwritten Public Offering	(iii)	49,080,024	135,645
Redemptions of senior secured convertible note[1], net	Note 19	202,224,566	199,818
Amended senior secured convertible note	Note 20	67,774,266	17,900
Equity line of credit standby commitment fee	(v)	10,843,373	3,795
Advisor and broker compensation	(vi)	19,040,010	6,998
Exercise of stock options	Note 25	17,024	147
Balance as at July 31, 2022		600,988,447	$1,889,768

[1] Issuance of equity on optional redemption payments.

(i) May 2021 At-the-market ("ATM") Offering

On May 11, 2021, the Company established an ATM equity program allowing the Company to issue up to $150,000 (or its US equivalent) of common shares to the public. The program ceased activity on May 25, 2021 and a total of approximately $46,987, (after foreign exchange gains) was generated through the issuance of 6,373,926 common shares in the year ended July 31, 2021. Issuance costs in the year ended July 31, 2021, were $1,730.

(ii) June 2020 At-the-market ("ATM") Offering

On June 16, 2020, the Company established an ATM equity program allowing the Company to issue up to $34,500 (or its US equivalent) of common shares to the public. The program closed on July 31, 2020, and on August 5, 2020, the Company issued the final shares.

(iii) August 2021 Underwritten Public Offering

On August 24, 2021, the Company closed an underwritten public offering for total gross proceeds of $183,103 (US$144,786) were generated through the issuance of 49,325,424 units comprising 49,325,424 common shares and 24,540,012 common share purchase warrants. The warrants were fair valued at $39,255 on the grant date and recorded as a Warrant liability (Note 17). Associated issuance costs in the year ended July 31, 2022, were $8,069. In connection with the underwritten public offering, the Company issued 245,400 common shares with a value of $834 as broker compensation.

(iv) At-the-Market ("ATM") Program

On November 17, 2021, the Company resumed the ATM program initially launched in May 2021 allowing the Company to issue up to $150,000 (or its US equivalent) of common shares to the public. Upon resumption, the Company raised additional gross proceeds of $27,869 on the issuance of 24,290,117 common shares. Associated issuance costs in the year ended July 31, 2022 were $603.

(v) Equity line of credit - Standby commitment fee

On May 12, 2022, the Company issued 10,843,373 common shares with a market value of $3,795, as a Standby Commitment Fee to KAOS Capital Inc and an affiliate of KAOS Capital Inc in connection to non-binding Letter of Intent for a $180 million equity backstop agreement (the "Equity line of credit"). As at July 31, 2022, the Equity line of credit's prospectus supplement qualifying the Stand-By Commitment Shares had not been filed and the line of credit has not been drawn upon.

(vi) Advisor and broker compensation

In connection with the closing of the Amended and restated senior secured convertible note, the Company issued 18,537,834 common shares as broker compensation with a value of $4,913 (Note 20). Another 256,776 common shares with a value of $1,251 were issued as advisor compensation in connection to the closing of Redecan.